Cash, Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and cash equivalents:
Cash	$ 668,796	$ 896,505
Cash equivalents:
Bank time deposits (matured within 3 months)	74,643	276,584
Money market funds	20,000	50,593
Total cash equivalents	94,643	327,177
Total cash and cash equivalents	763,439	1,223,682	$ 916,276	$ 199,826
Short-term investments:
Bank time deposits	1,446,414	942,856
Total cash, cash equivalents and short-term investments	2,209,853	2,166,538
Interest income	$ 38,700	$ 43,900	$ 17,300